Document And Entity Information	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity Registrant Name	ACASTI PHARMA INC.
Entity Central Index Key	0001444192
Entity Emerging Growth Company	false
Entity File Number	001-35776
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	98-1359336
Entity Address, Address Line One	103 Carnegie Center
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	818
Local Phone Number	839-4378
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ACST
Security Exchange Name	NASDAQ